Inventories (Details) - Schedule of inventories - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventories (Details) - Schedule of inventories [Line Items]
Security equipment	$ 1,130,207
Impairment provision for inventories	(567,439)
Inventories	8,769,701	1,387,549
Robots at warehouse [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Robots in warehouse	8,206,933	1,387,160
Robots in transit [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Robots in transit		$ 389